Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Industry Sector (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	€ 427	€ 384
Mining and quarrying	1,926	2,823
Manufacturing	27,044	29,024
Electricity, gas, steam and air conditioning supply	4,515	4,532
Water supply, sewerage, waste management and remediation activities	595	517
Construction	4,609	4,414
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,672	21,366
Transport and storage	5,257	5,346
Accommodation and food service activities	2,673	1,869
Information and communication	9,409	8,302
Financial and insurance activities	363,176	356,583
Real estate activities	50,448	49,675
Professional, scientific and technical activities	6,364	6,985
Administrative and support service activities	9,269	9,463
Public administration and defense, compulsory social security	24,876	27,767
Education	295	283
Human health services and social work activities	4,264	4,503
Arts, entertainment and recreation	822	1,030
Other service activities	17,532	9,395
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	204,917	216,927
Activities of extraterritorial organizations and bodies	716	213
Total	760,807	761,400
Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	6	6
Mining and quarrying	11	9
Manufacturing	597	533
Electricity, gas, steam and air conditioning supply	92	23
Water supply, sewerage, waste management and remediation activities	4	5
Construction	106	107
Wholesale and retail trade, repair of motor vehicles and motorcycles	378	402
Transport and storage	53	46
Accommodation and food service activities	32	31
Information and communication	79	49
Financial and insurance activities	870	769
Real estate activities	666	464
Professional, scientific and technical activities	104	94
Administrative and support service activities	61	141
Public administration and defense, compulsory social security	44	45
Education	3	3
Human health services and social work activities	29	25
Arts, entertainment and recreation	6	10
Other service activities	193	143
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	2,464	2,381
Activities of extraterritorial organizations and bodies	0	0
Total	5,799	5,285
Stage 1 [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	360	288
Mining and quarrying	1,687	2,538
Manufacturing	21,327	23,474
Electricity, gas, steam and air conditioning supply	3,898	4,253
Water supply, sewerage, waste management and remediation activities	527	491
Construction	3,643	3,248
Wholesale and retail trade, repair of motor vehicles and motorcycles	18,487	17,237
Transport and storage	4,145	4,083
Accommodation and food service activities	2,224	1,471
Information and communication	8,220	7,398
Financial and insurance activities	344,869	342,352
Real estate activities	35,812	37,907
Professional, scientific and technical activities	5,279	5,887
Administrative and support service activities	7,864	7,980
Public administration and defense, compulsory social security	23,217	26,536
Education	251	226
Human health services and social work activities	3,695	3,986
Arts, entertainment and recreation	716	769
Other service activities	16,190	8,436
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	178,025	193,318
Activities of extraterritorial organizations and bodies	711	213
Total	681,147	692,091
Stage 1 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	0
Mining and quarrying	3	2
Manufacturing	23	27
Electricity, gas, steam and air conditioning supply	6	3
Water supply, sewerage, waste management and remediation activities	1	1
Construction	5	5
Wholesale and retail trade, repair of motor vehicles and motorcycles	16	16
Transport and storage	4	6
Accommodation and food service activities	3	2
Information and communication	11	10
Financial and insurance activities	130	96
Real estate activities	18	19
Professional, scientific and technical activities	4	6
Administrative and support service activities	8	7
Public administration and defense, compulsory social security	10	15
Education	0	0
Human health services and social work activities	4	5
Arts, entertainment and recreation	0	1
Other service activities	13	11
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	180	212
Activities of extraterritorial organizations and bodies	0	0
Total	438	447
Stage 2 [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	55	77
Mining and quarrying	234	277
Manufacturing	4,382	4,061
Electricity, gas, steam and air conditioning supply	407	206
Water supply, sewerage, waste management and remediation activities	63	21
Construction	713	893
Wholesale and retail trade, repair of motor vehicles and motorcycles	2,453	3,407
Transport and storage	829	1,075
Accommodation and food service activities	386	320
Information and communication	977	814
Financial and insurance activities	15,962	12,189
Real estate activities	10,860	8,954
Professional, scientific and technical activities	861	918
Administrative and support service activities	1,265	1,107
Public administration and defense, compulsory social security	1,018	489
Education	38	46
Human health services and social work activities	453	482
Arts, entertainment and recreation	95	229
Other service activities	810	648
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	21,971	19,492
Activities of extraterritorial organizations and bodies	5	0
Total	63,836	55,704
Stage 2 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	1	1
Mining and quarrying	5	3
Manufacturing	39	48
Electricity, gas, steam and air conditioning supply	8	3
Water supply, sewerage, waste management and remediation activities	1	0
Construction	8	9
Wholesale and retail trade, repair of motor vehicles and motorcycles	26	31
Transport and storage	4	10
Accommodation and food service activities	5	3
Information and communication	14	11
Financial and insurance activities	110	90
Real estate activities	48	49
Professional, scientific and technical activities	10	12
Administrative and support service activities	6	11
Public administration and defense, compulsory social security	3	1
Education	0	1
Human health services and social work activities	10	7
Arts, entertainment and recreation	1	5
Other service activities	6	6
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	431	379
Activities of extraterritorial organizations and bodies	0	0
Total	736	680
Stage 3 [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	12	20
Mining and quarrying	4	8
Manufacturing	1,303	1,445
Electricity, gas, steam and air conditioning supply	210	73
Water supply, sewerage, waste management and remediation activities	5	5
Construction	207	213
Wholesale and retail trade, repair of motor vehicles and motorcycles	709	698
Transport and storage	259	165
Accommodation and food service activities	63	76
Information and communication	212	89
Financial and insurance activities	2,213	1,691
Real estate activities	3,604	2,630
Professional, scientific and technical activities	223	179
Administrative and support service activities	117	351
Public administration and defense, compulsory social security	641	742
Education	7	11
Human health services and social work activities	115	34
Arts, entertainment and recreation	11	31
Other service activities	419	225
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	4,879	4,113
Activities of extraterritorial organizations and bodies	0	0
Total	15,214	12,799
Stage 3 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	5	4
Mining and quarrying	3	4
Manufacturing	534	456
Electricity, gas, steam and air conditioning supply	77	16
Water supply, sewerage, waste management and remediation activities	3	3
Construction	81	80
Wholesale and retail trade, repair of motor vehicles and motorcycles	334	351
Transport and storage	45	30
Accommodation and food service activities	25	26
Information and communication	55	28
Financial and insurance activities	580	491
Real estate activities	512	321
Professional, scientific and technical activities	89	75
Administrative and support service activities	39	114
Public administration and defense, compulsory social security	31	28
Education	2	2
Human health services and social work activities	15	14
Arts, entertainment and recreation	4	3
Other service activities	144	119
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	1,835	1,792
Activities of extraterritorial organizations and bodies	0	0
Total	4,412	3,960
Stage 3 POCI [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	0
Mining and quarrying	0	0
Manufacturing	32	44
Electricity, gas, steam and air conditioning supply	0	0
Water supply, sewerage, waste management and remediation activities	0	0
Construction	45	60
Wholesale and retail trade, repair of motor vehicles and motorcycles	23	25
Transport and storage	24	24
Accommodation and food service activities	0	3
Information and communication	0	0
Financial and insurance activities	133	351
Real estate activities	173	185
Professional, scientific and technical activities	1	1
Administrative and support service activities	24	24
Public administration and defense, compulsory social security	0	0
Education	0	0
Human health services and social work activities	0	0
Arts, entertainment and recreation	0	1
Other service activities	113	86
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	42	3
Activities of extraterritorial organizations and bodies	0	0
Total	609	806
Stage 3 POCI [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	0
Mining and quarrying	0	0
Manufacturing	2	2
Electricity, gas, steam and air conditioning supply	0	0
Water supply, sewerage, waste management and remediation activities	0	0
Construction	13	12
Wholesale and retail trade, repair of motor vehicles and motorcycles	3	3
Transport and storage	0	0
Accommodation and food service activities	0	0
Information and communication	0	0
Financial and insurance activities	50	92
Real estate activities	88	75
Professional, scientific and technical activities	1	1
Administrative and support service activities	8	9
Public administration and defense, compulsory social security	0	0
Education	0	0
Human health services and social work activities	0	0
Arts, entertainment and recreation	0	0
Other service activities	30	6
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	18	(2)
Activities of extraterritorial organizations and bodies	0	0
Total	€ 213	€ 198